Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 139,455	$ 45,538
Accounts receivable, net	35,879	29,122
Inventories	22,634	14,553
Prepaid expenses and other current assets	8,374	8,969
Total current assets	206,342	98,182
Vessels, port terminals and other fixed assets, net	358,427	356,038
Intangible assets other than goodwill	60,582	59,425
Goodwill	104,096	104,096
Other long-term assets	22,643	18,603
Total non-current assets	545,748	538,162
Total assets	752,090	636,344
Current liabilities
Accounts payable	46,378	34,747
Due to affiliate companies	2,307	1,853
Accrued expenses	25,559	17,011
Deferred income	3,554	3,004
Due to related parties, net	3,180	3,664
Current portion of capital lease obligations	1,365	1,353
Current portion of long-term debt	69	69
Total current liabilities	82,412	61,701
Senior notes, including premium	293,322	200,000
Due to related parties, net	8,934	8,859
Long term debt, net of current portion	513	529
Capital lease obligations, net of current portion	23,421	23,759
Deferred tax liability	14,670	18,522
Other long-term liabilities	1,465	1,573
Total non-current liabilities	342,325	253,242
Total liabilities	424,737	314,943
Commitments and Contingencies	0	0
STOCKHOLDERS' EQUITY
Common stock - $1.00 par value: 50,000,000 authorized shares; 20,000 shares issued and outstanding for both March 31, 2013 and December 31, 2012	20	20
Additional paid-in capital	303,518	303,518
Retained earnings	23,236	17,302
Total Navios Logistics stockholders' equity	326,774	320,840
Noncontrolling interest	579	561
Total stockholders' equity	327,353	321,401
Total liabilities and stockholders' equity	$ 752,090	$ 636,344